DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
The components of assets and liabilities of discontinued operations in the consolidated balance sheet at December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Current assets
Cash and cash equivalents	$416,434	$364,044
Accounts receivable, net	36,670	51,100
Other current assets	41,968	70,971
Total current assets of discontinued operations	$495,072	$486,115

Non-current assets
Capitalized software, leasehold improvements and equipment, net	$79,564	$109,527
Goodwill	883,776	886,383
Intangible assets, net	167,662	170,773
Deferred income taxes	169,616	130,944
Other non-current assets	35,911	53,842
Total non-current assets of discontinued operations	$1,336,529	$1,351,469

Current liabilities
Accounts payable, trade	$18,319	$29,467
Deferred revenue	42,008	49,859
Accrued expenses and other current liabilities	171,334	177,601
Total current liabilities of discontinued operations	$231,661	$256,927

Non-current liabilities
Long-term debt, net	$496,840	$496,047
Deferred income taxes	1,500	2,739
Other non-current liabilities	37,917	54,264
Total non-current liabilities of discontinued operations	$536,257	$553,050
The components of earnings (loss) from discontinued operations, net of tax for the years ended December 31, 2024, 2023 and 2022 in the consolidated statement of operations consisted of the following:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Revenue	$1,185,112	$1,445,832	$1,891,459
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	57,578	124,023	438,060
Selling and marketing expense	600,507	772,904	906,718
General and administrative expense	318,567	373,225	473,779
Product development expense	95,360	96,543	73,821
Depreciation	86,052	94,159	78,270
Amortization of intangibles	2,600	7,958	14,441
Goodwill impairment	—	—	26,005
Total operating costs and expenses	1,160,664	1,468,812	2,011,094
Operating income (loss) from discontinued operations	24,448	(22,980)	(119,635)
Interest expense	(20,169)	(20,137)	(20,107)
Other income, net	18,361	17,223	1,178
Earnings (loss) from discontinued operations before tax	22,640	(25,894)	(138,564)
Income tax benefit (provision)(a)	17,198	(10,656)	22,518
Earnings (loss) from discontinued operations, net of tax	$39,838	$(36,550)	$(116,046)
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(a)    The year ended December 31, 2022 includes a $2.7 million income tax benefit to reflect the allocation of certain federal and state net operating losses to Vimeo, Inc. (“Vimeo”) based on the filing of the Company’s 2021 tax returns following the spin-off of IAC’s full stake in Vimeo to IAC shareholders on May 25, 2021.